Short term investments (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of short term investments

	Carrying Value at June 30, 2022	Fair Value Measurement at June 30, 2022
		Level 1	Level 2	Level 3
Short term investments	$6,657,270	$—	$—	$6,657,270